Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Abstract]
Stock-Based Compensation Expense

	2010	2009	2008
	(in thousands)
Stock-based compensation expense by type:
Stock options	$21,757	$19,555	$18,202
Restricted stock awards	41,190	46,315	37,167

Total stock-based compensation expense	62,947	65,870	55,369
Tax benefit recognized	(23,057)	(24,128)	(20,282)

Stock-based compensation expense, net of tax	$39,890	$41,742	$35,087

Weighted-Average Fair Value Of Stock Options

	2010	2009	2008
Weighted-average fair value at grant date	$19.58	$14.24	$17.95
Expected option life (years)	5.2	4.6	5.1
Expected volatility	43.8%	39.2%	28.2%
Risk-free interest rate at grant date	2.7%	1.9%	2.9%
Dividend yield	None	None	None

Activity For Option Plans

	Shares Under Option	Weighted-Average Exercise Price
Options outstanding at December 31, 2009	6,058,321	$46.10
Granted	639,989	46.12
Exercised	(565,500)	30.91
Expired	(250,545)	62.10
Forfeited	(87,293)	48.24

Options outstanding at December 31, 2010	5,794,972	$46.86

Options exercisable at December 31, 2010	3,625,225	$47.46

Activity for Restricted Stock Awards

	Shares	Weighted- Average Grant-Date Fair Value
Nonvested restricted stock awards at December 31, 2009	2,345,555	$55.11
Granted	901,660	49.29
Vested	(634,202)	62.18
Forfeited	(150,154)	51.35
Expired	(3,899)	59.66

Nonvested restricted stock awards at December 31, 2010	2,458,960	$51.38